Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases [Abstract]
OPERATING LEASES

NOTE 6 - OPERATING LEASES

The Company entered into a Lease Agreement (the “Lease”) with 14175 Icot Blvd, LLC (the “Lessor”), effective May 1, 2022, relating to approximately 9,677 square feet of property located at 14175 Icot Blvd, Clearwater, FL 33760. The term of the Lease is for thirty-six (36) months commencing May 1, 2022. The monthly base rent, including tax is $8,686.71 for the first twelve (12) months increasing thereafter to $9,034.17 for the next 12 months and to $12,287.63 for the last 12 months. The Company paid $69,494 of advanced rent. The advance rent is to be allocated equally over the first two years of the lease.

In February 2016, the FASB issued Accounting Standard Update (“ASU”) 2016-02, Leases (Topic 842), which superseded guidance in ASC 840, Leases. We account for short-term leases, those lasting fewer than 12 months, using the practical expedient as outlined in the guidance, which does not include recording such leases on the balance sheet.

Adoption of Accounting Standard Update (“ASU”) 2016-02, Leases (Topic 842), resulted in recording an initial right-of-use (“ROU”) assets and operating lease liabilities of $328,803 on May 1, 2022.

Asset	Balance Sheet Classification	September 30, 2023
Operating lease asset	Right of use asset	$209,153
Total lease asset		$209,153

Liability
Operating lease liability – current portion	Current operating lease liability	$115,388
Operating lease liability – noncurrent portion	Long-term operating lease liability	86,912
Total lease liability		$202,300

Lease obligations at September 30, 2023 consisted of the following:

For the year ended December 31:
2023	$27,102
2024	134,438
2025	49,151
Total payments	$210,691
Amount representing interest	$(8,391)
Lease obligation, net	202,300
Less current portion	(115,388)
Lease obligation – long term	$86,912

The operating lease expense for the above agreement for the nine months ended September 30, 2023, was $103,089 which consisted of amortization expense of $73,478, $18,928 of prepaid rent and interest expense of $10,683.

During the nine months ended September 30, 2023, the Company also incurred $11,095 of rent expense for an apartment used by Company personnel. The apartment is a monthly, short-term rental.

NOTE 8 - OPERATING LEASES

The Company entered into a Lease Agreement (the “Lease”) with 14175 Icot Blvd, LLC (the “Lessor”), effective May 1, 2022, relating to approximately 9,677 square feet of property located at 14175 Icot Blvd, Clearwater, FL 33760. The term of the Lease is for thirty-six (36) months commencing May 1, 2022. The monthly base rent, including tax is $8,686.71 for the first twelve (12) months increasing thereafter to $9,034.17 for the next 12 months and to $12,287.63 for the last 12 months. The Company paid $69,494 of advanced rent. The advance rent is to be allocated equally over the first two years of the lease.

In February 2016, the FASB issued Accounting Standard Update (“ASU”) 2016-02, Leases (Topic 842), which superseded guidance in ASC 840, Leases. We account for short-term leases, those lasting fewer than 12 months, using the practical expedient as outlined in the guidance, which does not include recording such leases on the balance sheet.

Adoption of Accounting Standard Update (“ASU”) 2016-02, Leases (Topic 842), resulted in recording an initial right-of-use (“ROU”) assets and operating lease liabilities of $328,803 on May 1, 2022.

Asset	Balance Sheet Classification	December 31, 2022
Operating lease asset	Right of use asset	$303,227
Total lease asset		$303,227

Liability
Operating lease liability – current portion	Current operating lease liability	$93,241
Operating lease liability – noncurrent portion	Long-term operating lease liability	178,226
Total lease liability		$271,467

Lease obligations at December 31, 2022 consisted of the following:

For the year ended December 31:
2023	$107,020
2024	134,438
2025	49,151
Total payments	$290,609
Amount representing interest	$(19,142)
Lease obligation, net	271,467
Less current portion	(93,241)
Lease obligation – long term	$178,226

The operating lease expense for the above agreement for the year ended December 31, 2022 was $69,494 which consisted of amortization expense of $73,067, $23,165 of prepaid rent and interest expense of $15,732.